RUBY MINE ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Tangible Assets Acquired
Cash/Checking/Savings			$ 5,070
Ruby Gold Mine Claims			1,964,279
Ruby Gold Inc. Certificates of Deposit			171,618
Property and Equipment			906,329
Total Tangible Assets			3,047,296
Assumed Liabilities
Short Term Notes Payable			2,500
Asset Retirement Obligation			171,618
Total Liabilities			174,118
Net Tangible Assets/Liabilities			2,873,178
Goodwill	0	0	5,341
Total Net Assets Acquired			$ 2,878,519